Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (11,121)	£ (13,370)
Fair value of funded scheme assets	10,816	12,576
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	732	353
Unrecognised funded scheme surpluses	(16)	(16)	£ (28)	£ (20)
Surplus (deficit) in plan	(321)	(810)
Funded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(10,084)	(12,223)
Fair value of funded scheme assets	10,816	12,576
Unrecognised funded scheme surpluses	(16)	(16)
Surplus (deficit) in plan	716	337
Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(1,037)	(1,147)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(10,414)	(12,572)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	785	433
Unrecognised funded scheme surpluses	(16)	(16)	(28)	(20)
Surplus (deficit) in plan	214	(185)
Pension Schemes | Funded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(9,859)	(11,970)
Fair value of funded scheme assets	10,644	12,403
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	785	433
Unrecognised funded scheme surpluses	(16)	(16)
Surplus (deficit) in plan	769	417
Pension Schemes | Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(555)	(602)
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(707)	(798)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	(53)	(80)
Unrecognised funded scheme surpluses	0	0	£ 0	£ 0
Surplus (deficit) in plan	(535)	(625)
Healthcare Schemes | Funded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(225)	(253)
Fair value of funded scheme assets	172	173
Surplus (deficit) in plan	(53)	(80)
Healthcare Schemes | Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (482)	£ (545)